INCOME TAXES - Disclosure of temporary difference, unused tax losses and unused tax credits (Details) - CAD ($)	Nov. 30, 2022	Nov. 30, 2021
Income taxes paid (refund) [abstract]
Non-capital loss	$ 1,657,000	$ 2,641,159
Capital losses	21,000	21,062
Equipment	0	1,511
Share issuance costs	48,000	29,036
Intangible assets	0	397,156
Others	0	13,498
Net deferred tax assets	$ 1,726,000	$ 3,103,422